COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule Of Future Minimum Lease Payments For All NonCancelable Operating Leases [Table Text Block]
The following is a schedule of future minimum lease payments for all non-cancelable operating leases for each of the next four years ending December 31 and thereafter:

Year ended December 31,
2018	$177,450
2019	168,503
2020	119,629
2021	91,466
Total	$557,048